UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                Information Required of Institutional Investment
             Managers Pursuant to Section 13 (f) of the Securities
                   Exchange Act of 1934 and Rules Thereunder

                  Adopted in Release No. 34-14852, (P.81,610),
                         June 15, 1978, 43 F.R. 26700}

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/02

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bowman Capital Management, L.P.
Address: 1875 South Grant Street, Suite 600
         San Mateo, California 94402


13F File Number: 34-14852

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete, it is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all amended items, statements and schedules remain true, correct and complete as previously filed.

Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Mateo and State of California on the 13th day of February 2003.

Name and 13F file number of ALL Institutional Investment managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order)

13F file number will be assigned to Institutional Investment managers after they file their first report.

Name            13F File No.:
1. None*


Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas Pindelski
Title:    Chief Operating Officer

Phone:    650-287-2263


Signature, Place, and Date of Signing:

           Thomas Pindelski        San Mateo, California       February 13, 2003

Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

* Bowman Capital Management, L.P. is deemed to exercise sole investment discretion with respect to securities held by the investment partnership which it serves as the general partner. Accordingly, such investment partnership has no separate requirements pursuant to Rule 13F-1.

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                                                                                                                 Voting Authority
                                                              Value      Shares/ Sh/ Put/ Invstmt            -----------------------
      Name of Issuer         Title of class   CUSIP         (x$1000)     PrnAmt  Prn Call Dscretn Managers      Sole   Shared   None
---------------------------  --------------   ---------    ---------    -------- --  ---- ------- --------   -------   ------   ----
ADC TELECOMMUNICATIONS INC   Common Stocks    000886101            0        118  SH        Sole                 118
ALCATEL SA -SPONSORED ADR    ADR Stocks       013904305         1686     393976  SH        Sole              393976
AVICI SYSTEMS INC            Common Stocks    05367L109            1       2201  SH        Sole                2201
BELL MICROPRODUCTS INC - RS  Common Stocks    078137106R        5060     913400  SH        Sole              913400
BROADCOM CORP-CL A           Common Stocks    111320107           19       1776  SH        Sole                1776
CIENA CORP                   Common Stocks    171779101            0        112  SH        Sole                 112
CISCO SYSTEMS INC            Common Stocks    17275R102          262      20000  SH        Sole               20000
EBAY INC                     Common Stocks    278642103         3391      50000  SH        Sole               50000
EMMIS COMMUNICATIONS -CL A   Common Stocks    291525103         3125     150000  SH        Sole              150000
HEWLETT-PACKARD CO.          Common Stocks    428236103           43       3651  SH        Sole                3651
HOLLYWOOD ENTERTAINMENT COR  Common Stocks    436141105            2        100  SH        Sole                 100
I3 MOBILE INC                Common Stocks    465713105            0        127  SH        Sole                 127
JUNIPER NETWORKS INC         Common Stocks    48203R104           11       2327  SH        Sole                2327
NEOFORMA.COM INC             Common Stocks    640475505            0         18  SH        Sole                  18
OPENWAVE SYSTEMS INC         Common Stocks    683718100            0        249  SH        Sole                 249
QWEST COMMUNICATIONS INTL    Common Stocks    749121109         1500     300000  SH        Sole              300000
SOLECTRON CORP               Common Stocks    834182107           92      43770  SH        Sole               43770


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